UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

 Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

 c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

 Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-3097

 Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

Item 1. Reports to Stockholders.

(a)

Overlay Shares ETFs

Overlay Shares Large Cap Equity ETF (OVL)
Overlay Shares Small Cap Equity ETF (OVS)
Overlay Shares Foreign Equity ETF (OVF)
Overlay Shares Hedged Large Cap Equity ETF (OVLH)
Overlay Shares Core Bond ETF (OVB)
Overlay Shares Short Term Bond ETF (OVT)
Overlay Shares Municipal Bond ETF (OVM)

SEMI-ANNUAL REPORT

February 29, 2024
(Unaudited)

Overlay Shares ETFs

Table of Contents

(Unaudited)

Schedules of Investments and Written Options	2
Overlay Shares Large Cap Equity ETF	2
Overlay Shares Small Cap Equity ETF	4
Overlay Shares Foreign Equity ETF	6
Overlay Shares Hedged Large Cap Equity ETF	8
Overlay Shares Core Bond ETF	9
Overlay Shares Short Term Bond ETF	11
Overlay Shares Municipal Bond ETF	13
Statements of Assets and Liabilities	15
Statements of Operations	17
Statements of Changes in Net Assets	19
Overlay Shares Large Cap Equity ETF	19
Overlay Shares Small Cap Equity ETF	20
Overlay Shares Foreign Equity ETF	21
Overlay Shares Hedged Large Cap Equity ETF	22
Overlay Shares Core Bond ETF	23
Overlay Shares Short Term Bond ETF	24
Overlay Shares Municipal Bond ETF	25
Financial Highlights	26
Notes to Financial Statements	32
Shareholder Expense Example	44
Supplemental Information	46

Overlay Shares Large Cap Equity ETF

Schedule of Investments

February 29, 2024 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS — 99.7%
Vanguard S&P 500 ETF(a)(b)		337,378	$157,531,910
TOTAL EXCHANGE TRADED FUNDS (Cost $139,927,990)			157,531,910

	Notional Amount	Contracts
PURCHASED OPTIONS — 0.0%(c)(d)
Put Options — 0.0%(e)
S&P 500 Index
Expiration: 03/04/2024; Exercise Price: $4,900.00(g)	$38,731,652	76	$2,280
Expiration: 03/06/2024; Exercise Price: $4,910.00(g)	38,731,652	76	7,220
Expiration: 03/08/2024; Exercise Price: $4,900.00(g)	38,731,652	76	14,060
Expiration: 03/13/2024; Exercise Price: $4,900.00(g)	39,750,906	78	35,100
Total Put Options			58,660
TOTAL PURCHASED OPTIONS (Cost $122,506)			58,660

	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
First American Government Obligations Fund - Class X, 5.23%(f)	262,565	$262,565
TOTAL SHORT-TERM INVESTMENTS (Cost $262,565)		262,565

TOTAL INVESTMENTS — 99.9% (Cost $140,313,061)		157,853,135
Other Assets in Excess of Liabilities — 0.1%		113,631
TOTAL NET ASSETS — 100.0%		$157,966,766

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $25,201,613.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Represents less than 0.05% of net assets.

(f)	The rate shown represents the 7-day effective yield as of February 29, 2024.

(g)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Large Cap Equity ETF

Schedule of Options Written

February 29, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN — (0.2)% (a)(b)
Put Options — (0.2)%
S&P 500 Index
Expiration: 03/04/2024; Exercise Price: $5,050.00	$(38,731,652)	(76)	$(35,340)
Expiration: 03/06/2024; Exercise Price: $5,060.00	(38,731,652)	(76)	(98,040)
Expiration: 03/08/2024; Exercise Price: $5,050.00	(38,731,652)	(76)	(117,040)
Expiration: 03/13/2024; Exercise Price: $5,050.00	(39,750,906)	(78)	(175,500)
Total Put Options			(425,920)
TOTAL OPTIONS WRITTEN (Premiums received $714,348)			$(425,920)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Small Cap Equity ETF

Schedule of Investments

February 29, 2024 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS — 99.7%
iShares Core S&P Small-Cap ETF(a)(b)		91,992	$9,875,341
TOTAL EXCHANGE TRADED FUNDS (Cost $9,479,720)			9,875,341

	Notional Amount	Contracts
PURCHASED OPTIONS — 0.0%(c)(d)
Put Options — 0.0%(e)
S&P 500 Index
Expiration: 03/04/2024; Exercise Price: $4,900.00(g)	$2,548,135	5	$150
Expiration: 03/06/2024; Exercise Price: $4,910.00(g)	2,548,135	5	475
Expiration: 03/08/2024; Exercise Price: $4,900.00(g)	2,038,508	4	740
Expiration: 03/13/2024; Exercise Price: $4,900.00(g)	2,548,135	5	2,250
Total Put Options			3,615
TOTAL PURCHASED OPTIONS (Cost $7,549)			3,615

		Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
First American Government Obligations Fund - Class X, 5.23%(f)		17,384	$17,384
TOTAL SHORT-TERM INVESTMENTS (Cost $17,384)			17,384

TOTAL INVESTMENTS — 99.9% (Cost $9,504,653)			9,896,340
Other Assets in Excess of Liabilities — 0.1%			6,359
TOTAL NET ASSETS — 100.0%			$9,902,699

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $6,716,138.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Represents less than 0.05% of net assets.

(f)	The rate shown represents the 7-day effective yield as of February 29, 2024.

(g)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Small Cap Equity ETF

Schedule of Written Options

February 29, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN — (0.2)% (a)(b)
Put Options — (0.2)%
S&P 500 Index
Expiration: 03/04/2024; Exercise Price: $5,050.00	$(2,548,135)	(5)	$(2,325)
Expiration: 03/06/2024; Exercise Price: $5,060.00	(2,548,135)	(5)	(6,450)
Expiration: 03/08/2024; Exercise Price: $5,050.00	(2,038,508)	(4)	(6,160)
Expiration: 03/13/2024; Exercise Price: $5,050.00	(2,548,135)	(5)	(11,250)
Total Put Options			(26,185)
TOTAL OPTIONS WRITTEN (Premiums received $43,992)			$(26,185)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Foreign Equity ETF

Schedule of Investments

February 29, 2024 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS — 99.7%
iShares Core MSCI EAFE ETF(a)(b)		194,489	$13,964,311
iShares Core MSCI Emerging Markets ETF(b)		68,268	3,436,611
TOTAL EXCHANGE TRADED FUNDS (Cost $16,151,675)			17,400,922

	Notional Amount	Contracts
PURCHASED OPTIONS — 0.0%(c)(d)
Put Options — 0.0%(e)
S&P 500 Index
Expiration: 03/04/2024; Exercise Price: $4,900.00(g)	$4,077,016	8	$240
Expiration: 03/06/2024; Exercise Price: $4,910.00(g)	4,586,643	9	855
Expiration: 03/08/2024; Exercise Price: $4,900.00(g)	4,077,016	8	1,480
Expiration: 03/13/2024; Exercise Price: $4,900.00(g)	4,586,643	9	4,050
Total Put Options			6,625
TOTAL PURCHASED OPTIONS (Cost $13,608)			6,625

	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
First American Government Obligations Fund - Class X, 5.23%(f)	42,360	$42,360
TOTAL SHORT-TERM INVESTMENTS (Cost $42,360)		42,360

TOTAL INVESTMENTS — 99.9% (Cost $16,207,643)		17,449,907
Other Assets in Excess of Liabilities — 0.1%		853
TOTAL NET ASSETS — 100.0%		$17,450,760

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $14,732,599.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Represents less than 0.05% of net assets.

(f)	The rate shown represents the 7-day effective yield as of February 29, 2024.

(g)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Foreign Equity ETF

Schedule of Written Options

February 29, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN — (0.2)% (a)(b)
Put Options — (0.2)%
S&P 500 Index
Expiration: 03/04/2024; Exercise Price: $5,050.00	$(4,077,016)	(8)	$(3,720)
Expiration: 03/06/2024; Exercise Price: $5,060.00	(4,586,643)	(9)	(11,610)
Expiration: 03/08/2024; Exercise Price: $5,050.00	(4,077,016)	(8)	(12,320)
Expiration: 03/13/2024; Exercise Price: $5,050.00	(4,586,643)	(9)	(20,250)
Total Put Options			(47,900)
TOTAL OPTIONS WRITTEN (Premiums received $79,317)			$(47,900)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Hedged Large Cap Equity ETF

Schedule of Investments

February 29, 2024 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS — 95.8%
Vanguard S&P 500 ETF(a)(b)		49,347	$23,041,594
TOTAL EXCHANGE TRADED FUNDS (Cost $18,293,468)			23,041,594

	Notional Amount	Contracts
PURCHASED OPTIONS — 2.3%(c)(d)
Put Options — 2.3%
S&P 500 Index
Expiration: 06/21/2024; Exercise Price: $4,700.00	$5,096,270	10	$34,900
Expiration: 12/20/2024; Exercise Price: $4,700.00	5,096,270	10	106,800
Expiration: 01/17/2025; Exercise Price: $4,700.00	5,096,270	10	113,800
Expiration: 03/21/2025; Exercise Price: $4,700.00	5,096,270	10	134,300
Expiration: 06/20/2025; Exercise Price: $4,700.00	5,096,270	10	159,150
Total Put Options			548,950
TOTAL PURCHASED OPTIONS (Cost $559,678)			548,950

		Shares	Value
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 1.6%
First American Government Obligations Fund - Class X, 5.23%(e)		387,966	$387,966
TOTAL SHORT-TERM INVESTMENTS (Cost $387,966)			387,966

TOTAL INVESTMENTS — 99.7% (Cost $19,241,112)			23,978,510
Other Assets in Excess of Liabilities — 0.3%			80,058
TOTAL NET ASSETS — 100.0%			$24,058,568

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $5,221,678.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	The rate shown represents the 7-day effective yield as of February 29, 2024.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Core Bond ETF

Schedule of Investments

February 29, 2024 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS — 99.7%
iShares Core U.S. Aggregate Bond ETF(a)(b)		493,236	$48,016,524
TOTAL EXCHANGE TRADED FUNDS (Cost $56,165,862)			48,016,524

	Notional Amount	Contracts
PURCHASED OPTIONS — 0.0%(c)(d)
Put Options — 0.0%(e)
S&P 500 Index
Expiration: 03/04/2024; Exercise Price: $4,900.00(g)	$12,231,048	24	$720
Expiration: 03/06/2024; Exercise Price: $4,910.00(g)	12,231,048	24	2,280
Expiration: 03/08/2024; Exercise Price: $4,900.00(g)	10,702,167	21	3,885
Expiration: 03/13/2024; Exercise Price: $4,900.00(g)	12,740,675	25	11,250
Total Put Options			18,135
TOTAL PURCHASED OPTIONS (Cost $37,496)			18,135

	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
First American Government Obligations Fund - Class X, 5.23%(f)	81,838	$81,838
TOTAL SHORT-TERM INVESTMENTS (Cost $81,838)		81,838

TOTAL INVESTMENTS — 99.9% (Cost $56,285,196)		48,116,497
Other Assets in Excess of Liabilities — 0.1%		30,627
TOTAL NET ASSETS — 100.0%		$48,147,124

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $3,043,940.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Represents less than 0.05% of net assets.

(f)	The rate shown represents the 7-day effective yield as of February 29, 2024.

(g)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Core Bond ETF

Schedule of Written Options

February 29, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN — (0.2)% (a)(b)
Put Options — (0.2)%
S&P 500 Index
Expiration: 03/04/2024; Exercise Price: $5,050.00	$(12,231,048)	(24)	$(11,160)
Expiration: 03/06/2024; Exercise Price: $5,060.00	(12,231,048)	(24)	(30,960)
Expiration: 03/08/2024; Exercise Price: $5,050.00	(10,702,167)	(21)	(32,340)
Expiration: 03/13/2024; Exercise Price: $5,050.00	(12,740,675)	(25)	(56,250)
Total Put Options			(130,710)
TOTAL OPTIONS WRITTEN (Premiums received $218,337)			$(130,710)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Short Term Bond ETF

Schedule of Investments

February 29, 2024 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS — 99.7%
Vanguard Short-Term Corporate Bond ETF(a)(b)		633,667	$48,811,369
TOTAL EXCHANGE TRADED FUNDS (Cost $51,777,586)			48,811,369

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.0%(c)(d)
Put Options — 0.0%(e)
S&P 500 Index
Expiration: 03/04/2024; Exercise Price: $4,900.00(g)	$12,231,048	24	$720
Expiration: 03/06/2024; Exercise Price: $4,910.00(g)	12,231,048	24	2,280
Expiration: 03/08/2024; Exercise Price: $4,900.00(g)	12,231,048	24	4,440
Expiration: 03/13/2024; Exercise Price: $4,900.00(g)	12,231,048	24	10,800
Total Put Options			18,240
TOTAL PURCHASED OPTIONS (Cost $38,401)			18,240

		Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
First American Government Obligations Fund - Class X, 5.23%(f)		75,884	$75,884
TOTAL SHORT-TERM INVESTMENTS (Cost $75,884)			75,884

TOTAL INVESTMENTS — 99.9% (Cost $51,891,871)			48,905,493
Other Assets in Excess of Liabilities — 0.1%			24,721
TOTAL NET ASSETS — 100.0%			$48,930,214

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $32,210,095.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Represents less than 0.05% of net assets.

(f)	The rate shown represents the 7-day effective yield as of February 29, 2024.

(g)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Short Term Bond ETF

Schedule of Written Options

February 29, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN — (0.2)% (a)(b)
Put Options — (0.2)%
S&P 500 Index
Expiration: 03/04/2024; Exercise Price: $5,050.00	$(12,231,048)	(24)	$(11,160)
Expiration: 03/06/2024; Exercise Price: $5,060.00	(12,231,048)	(24)	(30,960)
Expiration: 03/08/2024; Exercise Price: $5,050.00	(12,231,048)	(24)	(36,960)
Expiration: 03/13/2024; Exercise Price: $5,050.00	(12,231,048)	(24)	(54,000)
Total Put Options			(133,080)
TOTAL OPTIONS WRITTEN (Premiums received $224,122)			$(133,080)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Municipal Bond ETF

Schedule of Investments

February 29, 2024 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS — 99.7%
iShares National Muni Bond ETF(a)(b)		192,947	$20,832,487
TOTAL EXCHANGE TRADED FUNDS (Cost $21,537,197)			20,832,487

	Notional Amount	Contracts
PURCHASED OPTIONS — 0.0%(c)(d)
Put Options — 0.0%(e)
S&P 500 Index
Expiration: 03/04/2024; Exercise Price: $4,900.00(g)	$5,096,270	10	$300
Expiration: 03/06/2024; Exercise Price: $4,910.00(g)	5,096,270	10	950
Expiration: 03/08/2024; Exercise Price: $4,900.00(g)	5,096,270	10	1,850
Expiration: 03/13/2024; Exercise Price: $4,900.00(g)	5,096,270	10	4,500
Total Put Options			7,600
TOTAL PURCHASED OPTIONS (Cost $16,000)			7,600

	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
First American Government Obligations Fund - Class X, 5.23%(f)	46,754	$46,754
TOTAL SHORT-TERM INVESTMENTS (Cost $46,754)		46,754

TOTAL INVESTMENTS — 99.9% (Cost $21,599,951)		20,886,841
Other Assets in Excess of Liabilities — 0.1%		7,776
TOTAL NET ASSETS — 100.0%		$20,894,617

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $11,858,237.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Represents less than 0.05% of net assets.

(f)	The rate shown represents the 7-day effective yield as of February 29, 2024.

(g)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Municipal Bond ETF

Schedule of Written Options

February 29, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN — (0.3)% (a)(b)
Put Options — (0.3)%
S&P 500 Index
Expiration: 03/04/2024; Exercise Price: $5,050.00	$(5,096,270)	(10)	$(4,650)
Expiration: 03/06/2024; Exercise Price: $5,060.00	(5,096,270)	(10)	(12,900)
Expiration: 03/08/2024; Exercise Price: $5,050.00	(5,096,270)	(10)	(15,400)
Expiration: 03/13/2024; Exercise Price: $5,050.00	(5,096,270)	(10)	(22,500)
Total Put Options			(55,450)
TOTAL OPTIONS WRITTEN (Premiums received $93,384)			$(55,450)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Statements of Assets and Liabilities

February 29, 2024 (Unaudited)

	Overlay Shares Large Cap Equity ETF	Overlay Shares Small Cap Equity ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF
Assets
Investments, at value(1)	$157,853,135	$9,896,340	$17,449,907	$23,978,510
Cash	—	—	—	—
Receivable for investment securities sold	180,489	11,570	20,826	—
Deposits at broker for options	492,576	29,707	43,124	109,258
Interest receivable	691	63	118	1,244
Total assets	158,526,891	9,937,680	17,513,975	24,089,012

Liabilities
Payable to Adviser	87,470	5,781	9,888	30,444
Written options, at value(2)	425,920	26,185	47,900	—
Payable for investment securities purchased	46,660	3,010	5,419	—
Accrued broker commission expense	75	5	8	—
Total liabilities	560,125	34,981	63,215	30,444
Net Assets	$157,966,766	$9,902,699	$17,450,760	$24,058,568

Net Assets Consists of:
Paid-in capital	$139,686,749	$9,774,230	$17,494,760	$11,728,867
Total distributable earnings	18,280,017	128,469	(44,000)	12,329,701
Net Assets	$157,966,766	$9,902,699	$17,450,760	$24,058,568

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,860,000	300,000	730,000	790,000
Net asset value, redemption price and offering price per share	$40.92	$33.01	$23.91	$30.45

(1) Cost of investments	$140,313,061	$9,504,653	$16,207,643	$19,241,112
(2) Premiums received	714,348	43,992	79,317	—

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Statements of Assets and Liabilities

February 29, 2024 (Unaudited)

	Overlay Shares Core Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Municipal Bond ETF
Assets
Investments, at value(1)	$48,116,497	$48,905,493	$20,886,841
Cash	13,866	—	—
Receivable for investment securities sold	470,263	—	23,140
Deposits at broker for options	131,527	151,425	53,494
Interest receivable	488	55,938	447,117
Total assets	48,732,641	49,112,856	21,410,592

Liabilities
Payable to Adviser	28,526	35,087	9,014
Written options, at value(2)	130,710	133,080	55,450
Payable for investment securities purchased	426,258	14,450	451,505
Accrued broker commission expense	23	25	6
Total liabilities	585,517	182,642	515,975
Net Assets	$48,147,124	$48,930,214	$20,894,617

Net Assets Consists of:
Paid-in capital	$59,669,219	$52,931,520	$21,939,231
Total distributable earnings	(11,522,095)	(4,001,306)	(1,044,614)
Net Assets	$48,147,124	$48,930,214	$20,894,617

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,335,000	2,220,000	935,000
Net asset value, redemption price and offering price per share	$20.62	$22.04	$22.35

(1) Cost of investments	$56,285,196	$51,891,871	$21,599,951
(2) Premiums received	218,337	224,122	93,384

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Statements of Operations

For the Six Months Ended February 29, 2024 (Unaudited)

	Overlay Shares Large Cap Equity ETF	Overlay Shares Small Cap Equity ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF
Investment Income
Dividend income	$1,153,232	$61,973	$240,942	$707,980
Interest income	27,526	1,505	2,543	22,586
Total investment income	1,180,758	63,478	243,485	730,566

Expenses
Investment advisory fees	539,438	31,737	57,738	316,899
Interest expense	16,633	1,406	1,918	41,071
Total expenses	556,071	33,143	59,656	357,970
Net Investment Income	624,687	30,335	183,829	372,596

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	7,426,308	(76,668)	7,158	14,037,244
Purchased options	(2,426,611)	(132,942)	(247,773)	(2,797,900)
Written options	5,093,145	304,738	542,785	49,484
Net realized gain	10,092,842	95,128	302,170	11,288,828
Net change in unrealized appreciation/depreciation on:
Investments	9,897,409	623,318	912,238	(4,456,119)
Purchased options	(53,905)	(3,304)	(5,777)	202,737
Written options	286,363	17,547	31,038	(1,287)
Net change in unrealized appreciation/depreciation	10,129,867	637,561	937,499	(4,254,669)
Net realized and unrealized gain (loss) on investments	20,222,709	732,689	1,239,669	7,034,159
Net increase (decrease) in net assets from operations	$20,847,396	$763,024	$1,423,498	$7,406,755

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Statements of Operations

For the Six Months Ended February 29, 2024 (Unaudited)

	Overlay Shares Core Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Municipal Bond ETF
Investment Income
Dividend income	$787,081	$1,032,450	$193,437
Interest income	7,255	9,858	2,346
Total investment income	794,336	1,042,308	195,783

Expenses
Investment advisory fees	172,829	220,961	51,906
Interest expense	5,447	6,351	1,872
Total expenses	178,276	227,312	53,778
Net Investment Income	616,060	814,996	142,005

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(692,274)	(263,150)	(158,837)
Purchased options	(763,092)	(1,006,384)	(222,856)
Written options	1,681,079	2,122,104	468,189
Net realized gain	225,713	852,570	86,496
Net change in unrealized appreciation/depreciation on:
Investments	915,783	1,159,200	434,575
Purchased options	(16,192)	(16,127)	(7,537)
Written options	86,969	90,203	37,754
Net change in unrealized appreciation/depreciation	986,560	1,233,276	464,792
Net realized and unrealized gain (loss) on investments	1,212,273	2,085,846	551,288
Net increase (decrease) in net assets from operations	$1,828,333	$2,900,842	$693,293

The accompanying notes are an integral part of the financial statements.

Overlay Shares Large Cap Equity ETF

Statements of Changes in Net Assets

	Period Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
From Operations
Net investment income	$624,687		$1,750,290
Net realized gain (loss) on investments, purchased options and written options	10,092,842		12,709,721
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	10,129,867		7,522,857
Net increase in net assets resulting from operations	20,847,396		21,982,868

From Distributions
Distributable earnings	(2,597,506	)(1)	(1,750,290)
Return of capital	—		(4,973,271)
Total distributions	(2,597,506)		(6,723,561)

From Capital Share Transactions
Proceeds from shares sold	66,060,203		25,081,212
Cost of shares redeemed	(84,208,420)		(131,408,340)
Net (decrease) in net assets resulting from capital share transactions	(18,148,217)		(106,327,128)

Total Increase (Decrease) in Net Assets	101,673		(91,067,821)

Net Assets
Beginning of period	157,865,093		248,932,914
End of period	$157,966,766		$157,865,093

Changes in Shares Outstanding
Shares outstanding, beginning of period	4,375,000		7,725,000
Shares sold	1,775,000		775,000
Shares redeemed	(2,290,000)		(4,125,000)
Shares outstanding, end of period	3,860,000		4,375,000

(1)	All or a portion of this distribution may be reclassified at year-end through tax adjustments.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Small Cap Equity ETF

Statements of Changes in Net Assets

	Period Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
From Operations
Net investment income	$30,335		$60,546
Net realized gain (loss) on investments, purchased options and written options	95,128		(2,583)
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	637,561		356,458
Net increase in net assets resulting from operations	763,024		414,421

From Distributions
Distributable earnings	(146,575	)(1)	(56,417)
Return of capital	—		(208,142)
Total distributions	(146,575)		(264,559)

From Capital Share Transactions
Proceeds from shares sold	1,571,248		—
Cost of shares redeemed	—		—
Net increase in net assets resulting from capital share transactions	1,571,248		—

Total Increase (Decrease) in Net Assets	2,187,697		149,862

Net Assets
Beginning of period	7,715,002		7,565,140
End of period	$9,902,699		$7,715,002

Changes in Shares Outstanding
Shares outstanding, beginning of period	250,000		250,000
Shares sold	50,000		—
Shares redeemed	—		—
Shares outstanding, end of period	300,000		250,000

(1)	All or a portion of this distribution may be reclassified at year-end through tax adjustments.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Foreign Equity ETF

Statements of Changes in Net Assets

	Period Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
From Operations
Net investment income	$183,829		$291,825
Net realized gain (loss) on investments, purchased options and written options	302,170		(1,004,141)
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	937,499		2,198,625
Net increase in net assets resulting from operations	1,423,498		1,486,309

From Distributions
Distributable earnings	(397,161	)(1)	(291,825)
Return of capital	—		(391,558)
Total distributions	(397,161)		(683,383)

From Capital Share Transactions
Proceeds from shares sold	2,389,485		5,472,520
Cost of shares redeemed	(2,734,832)		(551,547)
Net increase (decrease) in net assets resulting from capital share transactions	(345,347)		4,920,973

Total Increase (Decrease) in Net Assets	680,990		5,723,899

Net Assets
Beginning of period	16,769,770		11,045,871
End of period	$17,450,760		$16,769,770

Changes in Shares Outstanding
Shares outstanding, beginning of period	750,000		525,000
Shares sold	105,000		250,000
Shares redeemed	(125,000)		(25,000)
Shares outstanding, end of period	730,000		750,000

(1)	All or a portion of this distribution may be reclassified at year-end through tax adjustments.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Hedged Large Cap Equity ETF

Statements of Changes in Net Assets

	Period Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
From Operations
Net investment income	$372,596		$588,458
Net realized gain (loss) on investments, purchased options and written options	11,288,828		(2,442,440)
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(4,254,669)		10,951,817
Net increase in net assets resulting from operations	7,406,755		9,097,835

From Distributions
Distributable earnings	(769,207	)(1)	(448,363)
Return of capital	—		—
Total distributions	(769,207)		(448,363)

From Capital Share Transactions
Proceeds from shares sold	10,190,706		78,559,785
Cost of shares redeemed	(89,303,938)		(16,840,295)
Net increase (decrease) in net assets resulting from capital share transactions	(79,113,232)		61,719,490

Total Increase (Decrease) in Net Assets	(72,475,684)		70,368,962

Net Assets
Beginning of period	96,534,252		26,165,290
End of period	$24,058,568		$96,534,252

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,450,000		1,025,000
Shares sold	345,000		3,075,000
Shares redeemed	(3,005,000)		(650,000)
Shares outstanding, end of period	790,000		3,450,000

(1)	All or a portion of this distribution may be reclassified at year-end through tax adjustments.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Core Bond ETF

Statements of Changes in Net Assets

	Period Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
From Operations
Net investment income	$616,060		$1,076,621
Net realized gain (loss) on investments, purchased options and written options	225,713		(3,117,557)
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	986,560		1,007,489
Net increase (decrease) in net assets resulting from operations	1,828,333		(1,033,447)

From Distributions
Distributable earnings	(1,236,567	)(1)	(1,076,621)
Return of capital	—		(1,397,413)
Total distributions	(1,236,567)		(2,474,034)

From Capital Share Transactions
Proceeds from shares sold	6,539,595		9,835,138
Cost of shares redeemed	(8,389,199)		(21,556,487)
Net increase (decrease) in net assets resulting from capital share transactions	(1,849,604)		(11,721,349)

Total Increase (Decrease) in Net Assets	(1,257,838)		(15,228,830)

Net Assets
Beginning of period	49,404,962		64,633,792
End of period	$48,147,124		$49,404,962

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,425,000		3,000,000
Shares sold	325,000		475,000
Shares redeemed	(415,000)		(1,050,000)
Shares outstanding, end of period	2,335,000		2,425,000

(1)	All or a portion of this distribution may be reclassified at year-end through tax adjustments.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Short Term Bond ETF

Statements of Changes in Net Assets

	Period Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
From Operations
Net investment income	$814,996		$1,115,579
Net realized gain (loss) on investments, purchased options and written options	852,570		55,672
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	1,233,276		393,092
Net increase (decrease) in net assets resulting from operations	2,900,842		1,564,343

From Distributions
Distributable earnings	(1,607,331	)(1)	(1,115,579)
Return of capital	—		(1,508,829)
Total distributions	(1,607,331)		(2,624,408)

From Capital Share Transactions
Proceeds from shares sold	16,555,185		12,363,260
Cost of shares redeemed	(32,440,322)		(5,896,882)
Net increase (decrease) in net assets resulting from capital share transactions	(15,885,137)		6,466,378

Total Increase (Decrease) in Net Assets	(14,591,626)		5,406,313

Net Assets
Beginning of period	63,521,840		58,115,527
End of period	$48,930,214		$63,521,840

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,950,000		2,650,000
Shares sold	760,000		575,000
Shares redeemed	(1,490,000)		(275,000)
Shares outstanding, end of period	2,220,000		2,950,000

(1)	All or a portion of this distribution may be reclassified at year-end through tax adjustments.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Municipal Bond ETF

Statements of Changes in Net Assets

	Period Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
From Operations
Net investment income	$142,005		$250,765
Net realized gain (loss) on investments, purchased options and written options	86,496		47,961
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	464,792		97,017
Net increase (decrease) in net assets resulting from operations	693,293		395,743

From Distributions
Distributable earnings	(331,570	)(1)	(250,765)
Return of capital	—		(384,355)
Total distributions	(331,570)		(635,120)

From Capital Share Transactions
Proceeds from shares sold	7,886,915		4,848,670
Cost of shares redeemed	(2,003,533)		(4,881,588)
Net increase (decrease) in net assets resulting from capital share transactions	5,883,382		(32,918)

Total Increase (Decrease) in Net Assets	6,245,105		(272,295)

Net Assets
Beginning of period	14,649,512		14,921,807
End of period	$20,894,617		$14,649,512

Changes in Shares Outstanding
Shares outstanding, beginning of period	675,000		675,000
Shares sold	355,000		225,000
Shares redeemed	(95,000)		(225,000)
Shares outstanding, end of period	935,000		675,000

(1)	All or a portion of this distribution may be reclassified at year-end through tax adjustments.

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income (Loss) from Investment Operations:				Less Distributions Paid:
	Net Asset Value, Beginning of Period	Net investment income(1)	Net realized and unrealized gain (loss) on investments		Total from investment operations	From Net investment income	From Net realized gains
Overlay Shares Large Cap Equity ETF
For the period 09/01/2023 - 02/29/2024 (Unaudited)	$36.08	0.16	5.32		5.48	(0.64)	—
For the year 09/01/2022 - 08/31/2023	$32.22	0.32	4.73		5.05	(0.23)	—
For the year 09/01/2021 - 08/31/2022	$39.21	0.23	(5.74)		(5.51)	(0.30)	(0.57)
For the year 09/01/2020 - 08/31/2021	$30.08	0.22	10.16		10.38	(0.87)	(0.38)
For the period 09/30/2019(18) - 08/31/2020	$25.00	0.20	5.15		5.35	(0.23)	(0.04)
Overlay Shares Small Cap Equity ETF
For the period 09/01/2023 - 02/29/2024 (Unaudited)	$30.86	0.11	2.57		2.68	(0.53)	—
For the year 09/01/2022 - 08/31/2023	$30.26	0.24	1.42		1.66	(0.23)	—
For the year 09/01/2021 - 08/31/2022	$37.20	0.25	(5.77)		(5.52)	(0.34)	(0.34)
For the year 09/01/2020 - 08/31/2021	$24.27	0.08	13.83		13.91	(0.89)	(0.09)
For the period 09/30/2019(18) - 08/31/2020	$25.00	0.19	(0.68	)(19)	(0.49)	(0.18)	(0.06)
Overlay Shares Foreign Equity ETF
For the period 09/01/2023 - 02/29/2024 (Unaudited)	$22.36	0.26	1.86		2.12	(0.57)	—
For the year 09/01/2022 - 08/31/2023	$21.04	0.45	1.89		2.34	(0.48)	—
For the year 09/01/2021 - 08/31/2022	$27.84	0.44	(6.04)		(5.60)	(0.54)	(0.14)
For the year 09/01/2020 - 08/31/2021	$24.13	0.33	4.39		4.72	(1.01)	—
For the period 09/30/2019(18) - 08/31/2020	$25.00	0.73	(0.73	)(19)	0.00	(0.80)	(0.05)

(1)	Per share net investment income was calculated using average shares outstanding.

(2)	Annualized for periods less than one year.

(3)	Does not include income and expenses of investment companies in which the Fund invests.

(4)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(5)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca Stock Exchange. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca Stock Exchange.

(6)	Not annualized for periods less than one year.

(7)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

Per Share Operating Performance (For a share outstanding throughout each period)			Ratios/ Supplemental Data
Less Distributions Paid:						Ratios to Average Net Assets of:(2)(3)
From Return of capital	Total distributions paid	Net Asset Value, End of Period	Total return, at NAV(4)(6)	Total return, at Market(5)(6)	Net assets, end of period (000’s)	Expenses		Net investment income (loss)	Portfolio turnover rate(6)(7)

—	(0.64)	$40.92	15.48%	15.60%	$157,967	0.80	%(10)	0.87%	8%
(0.96)	(1.19)	$36.08	16.19%	16.02%	$157,865	0.84	%(15)	0.98%	1%
(0.61)	(1.48)	$32.22	(14.53)%	(14.41)%	$248,933	0.77	%(10)	0.65%	5%
—	(1.25)	$39.21	35.36%	34.77%	$200,959	0.77	%(10)	0.66%	6%
—	(0.27)	$30.08	21.62%	22.22%	$97,768	0.76	%(9)	0.85%	4%

—	(0.53)	$33.01	8.88%	9.04%	$9,903	0.82	%(11)	0.72%	5%
(0.83)	(1.06)	$30.86	5.75%	5.75%	$7,715	0.82	%(14)	0.81%	2%
(0.74)	(1.42)	$30.26	(15.30)%	(15.47)%	$7,565	0.78	%(11)	0.74%	5%
—	(0.98)	$37.20	58.12%	58.46%	$6,510	0.77	%(10)	0.25%	6%
—	(0.24)	$24.27	(1.93)%	(1.87)%	$3,034	0.76	%(9)	0.90%	6%

—	(0.57)	$23.91	9.57%	9.52%	$17,451	0.80	%(10)	2.38%	6%
(0.54)	(1.02)	$22.36	11.35%	11.39%	$16,770	0.80	%(12)	2.04%	117%
(0.52)	(1.20)	$21.04	(20.64)%	(20.53)%	$11,046	0.78	%(11)	1.79%	8%
—	(1.01)	$27.84	19.82%	20.24%	$6,960	0.77	%(10)	1.28%	10%
(0.02)	(0.87)	$24.13	(0.03)%	(0.41)%	$4,223	0.76	%(9)	3.42%	8%

(8)

The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period

(9)	Includes interest expense of 0.01%.

(10)	Includes interest expense of 0.02%.

(11)	Includes interest expense of 0.03%.

(12)	Includes interest expense of 0.05%.

(13)	Includes interest expense of 0.06%.

(14)	Includes interest expense of 0.07%.

(15)	Includes interest expense of 0.09%.

(16)	Includes interest expense of 0.10%.

(17)	Includes interest expense of 0.15%.

(18)	Inception Date.

(19)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income (Loss) from Investment Operations:				Less Distributions Paid:
	Net Asset Value, Beginning of Period	Net investment income(1)	Net realized and unrealized gain (loss) on investments		Total from investment operations	From Net investment income	From Net realized gains	From Return of capital
Overlay Shares Hedged Large Cap Equity ETF
For the period 09/01/2023 - 02/29/2024 (Unaudited)	$27.98	0.12	2.59		2.71	(0.24)	—	—
For the year 09/01/2022 - 08/31/2023	$25.53	0.23	2.42		2.65	(0.15)	(0.05)	—
For the year 09/01/2021 - 08/31/2022	$28.97	0.14	(3.46)		(3.32)	(0.12)	—	—
For the period 01/14/2021(18) - 08/31/2021	$25.00	0.04	3.93		3.97	—	—	—
Overlay Shares Core Bond ETF
For the period 09/01/2023 - 02/29/2024 (Unaudited)	$20.37	0.27	0.52		0.79	(0.54)	—	—
For the year 09/01/2022 - 08/31/2023	$21.54	0.44	(0.59	)(19)	(0.15)	(0.42)	—	(0.60)
For the year 09/01/2021 - 08/31/2022	$26.40	0.26	(3.99)		(3.73)	(0.23)	(0.43)	(0.47)
For the year 09/01/2020 - 08/31/2021	$26.61	0.27	0.52		0.79	(0.83)	(0.17)	—
For the period 09/30/2019(18) - 08/31/2020	$25.00	0.35	1.92		2.27	(0.62)	(0.04)	—

(1)	Per share net investment income was calculated using average shares outstanding.

(2)	Annualized for periods less than one year.

(3)	Does not include income and expenses of investment companies in which the Fund invests.

(4)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(5)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca Stock Exchange. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca Stock Exchange.

(6)	Not annualized for periods less than one year.

(7)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

Per Share Operating Performance (For a share outstanding throughout each period)		Ratios/ Supplemental Data
Less Distributions Paid:							Ratios to Average Net Assets of:(2)(3)
Total distributions paid	Net Asset Value, End of Period	Total return, at NAV(4)(6)		Total return, at Market(5)(6)		Net assets, end of period (000’s)	Expenses		Net investment income (loss)	Portfolio turnover rate(6)(7)

(0.24)	$30.45	9.74%		9.81%		$24,059	0.94	%(16)	0.88%	6%
(0.20)	$27.98	10.49%		10.32%		$96,534	0.90	%(17)	0.86%	5%
(0.12)	$25.53	(11.54)%		(11.47)%		$26,165	0.85	%(16)	0.51%	24%
—	$28.97	15.89	%(8)	16.05	%(8)	$12,313	0.81	%(13)	0.26%	13%

(0.54)	$20.62	4.01%		3.98%		$48,147	0.80	%(10)	2.67%	6%
(1.02)	$20.37	(0.63)%		(0.56)%		$49,405	0.84	%(15)	2.13%	3%
(1.13)	$21.54	(14.56)%		(14.82)%		$64,634	0.77	%(10)	1.07%	6%
(1.00)	$26.40	3.13%		3.25%		$143,901	0.77	%(10)	1.03%	7%
(0.66)	$26.61	9.22%		9.38%		$113,744	0.76	%(9)	1.46%	5%

(8)

The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period

(9)	Includes interest expense of 0.01%.

(10)	Includes interest expense of 0.02%.

(11)	Includes interest expense of 0.03%.

(12)	Includes interest expense of 0.05%.

(13)	Includes interest expense of 0.06%.

(14)	Includes interest expense of 0.07%.

(15)	Includes interest expense of 0.09%.

(16)	Includes interest expense of 0.10%.

(17)	Includes interest expense of 0.15%.

(18)	Inception Date.

(19)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income (Loss) from Investment Operations:				Less Distributions Paid:
	Net Asset Value, Beginning of Period	Net investment income(1)	Net realized and unrealized gain (loss) on investments		Total from investment operations	From Net investment income	From Net realized gains	From Return of capital
Overlay Shares Short Term Bond ETF
For the period 09/01/2023 - 02/29/2024 (Unaudited)	$21.53	0.30	0.80		1.10	(0.59)	—	—
For the year 09/01/2022 - 08/31/2023	$21.93	0.42	0.17		0.59	(0.44)	—	(0.55)
For the year 09/01/2021 - 08/31/2022	$25.30	0.20	(2.52)		(2.32)	(0.27)	(0.30)	(0.48)
For the period 01/14/2021(18) - 08/31/2021	$25.00	0.11	0.62		0.73	(0.43)	—	—
Overlay Shares Municipal Bond ETF
For the period 09/01/2023 - 02/29/2024 (Unaudited)	$21.70	0.22	0.95		1.17	(0.52)	—	—
For the year 09/01/2022 - 08/31/2023	$22.11	0.39	0.18	(19)	0.57	(0.38)	—	(0.60)
For the year 09/01/2021 - 08/31/2022	$26.37	0.25	(3.03)		(2.78)	(0.29)	(0.80)	(0.39)
For the year 09/01/2020 - 08/31/2021	$25.80	0.31	1.28		1.59	(0.87)	(0.15)	—
For the period 09/30/2019(18) - 08/31/2020	$25.00	0.32	1.14		1.46	(0.61)	(0.05)	—

(1)	Per share net investment income was calculated using average shares outstanding.

(2)	Annualized for periods less than one year.

(3)	Does not include income and expenses of investment companies in which the Fund invests.

(4)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(5)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca Stock Exchange. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca Stock Exchange.

(6)	Not annualized for periods less than one year.

(7)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

Per Share Operating Performance (For a share outstanding throughout each period)		Ratios/ Supplemental Data
Less Distributions Paid:							Ratios to Average Net Assets of:(2)(3)
Total distributions paid	Net Asset Value, End of Period	Total return, at NAV(4)(6)		Total return, at Market(5)(6)		Net assets, end of period (000’s)	Expenses		Net investment income (loss)	Portfolio turnover rate(6)(7)

(0.59)	$22.04	5.22%		5.31%		$48,930	0.79	%(10)	2.76%	6%
(0.99)	$21.53	2.81%		2.77%		$63,522	0.81	%(13)	1.95%	3%
(1.05)	$21.93	(9.39)%		(9.41)%		$58,116	0.77	%(10)	0.85%	5%
(0.43)	$25.30	2.95	%(8)	2.96	%(8)	$42,372	0.77	%(10)	0.71%	3%

(0.52)	$22.35	5.51%		5.62%		$20,895	0.80	%(11)	2.05%	6%
(0.98)	$21.70	2.67%		2.71%		$14,650	0.81	%(13)	1.77%	3%
(1.48)	$22.11	(11.02)%		(11.15)%		$14,922	0.77	%(10)	1.03%	5%
(1.02)	$26.37	6.32%		6.60%		$11,208	0.77	%(10)	1.19%	7%
(0.66)	$25.80	5.92%		5.71%		$29,020	0.76	%(9)	1.38%	4%

(8)

The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period

(9)	Includes interest expense of 0.01%.

(10)	Includes interest expense of 0.02%.

(11)	Includes interest expense of 0.03%.

(12)	Includes interest expense of 0.05%.

(13)	Includes interest expense of 0.06%.

(14)	Includes interest expense of 0.07%.

(15)	Includes interest expense of 0.09%.

(16)	Includes interest expense of 0.10%.

(17)	Includes interest expense of 0.15%.

(18)	Inception Date.

(19)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Notes to Financial Statements

February 29, 2024 (Unaudited)

1.	ORGANIZATION

Overlay Shares Large Cap Equity ETF (“OVL”), Overlay Shares Small Cap Equity ETF (“OVS”), Overlay Shares Foreign Equity ETF (“OVF”), Overlay Shares Hedged Large Cap Equity ETF (“OVLH”), Overlay Shares Core Bond ETF (“OVB”), Overlay Shares Short Term Bond ETF (“OVT”) and Overlay Shares Municipal Bond ETF (“OVM”) (each a “Fund” and collectively, the “Funds”) are each a diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its total return investment objective by investing in one or more other ETFs that seek to obtain exposure based on the following:

Fund	Investment Objectives
OVL	U.S. large cap equity securities
OVS	U.S. small cap equity securities
OVF	Non-U.S. equity securities (from both developed and emerging markets)
OVLH	Hedged U.S. large cap equity securities
OVB	Investment grade, U.S. dollar-denominated, fixed-rate taxable bonds
OVT	Short-term, investment grade, U.S. dollar-denominated, fixed-rate taxable bonds with dollar-weighted average maturity of no more than three years with a maximum maturity of five years
OVM	Investment grade municipal bonds and below investment grade municipal bonds

The Funds may invest directly in the securities held by such ETFs and sell and purchase listed short-term put options to generate income to the Funds (the “Overlay Strategy”).

The Funds’ Overlay Strategy seeks to generate income for the Funds by utilizing a “put spread” consisting of the sale of exchange-listed short-term put options with a notional value (strike price times the value of the shares) up to 100% of each Fund’s net assets and the purchase of an identical number of short-term put options with a lower strike price. Each Fund seeks to generate income from the sale and purchase of put options with a lower strike price to hedge against a decline in the options’ underlying asset, the S&P 500 Index, which consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization.

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Overlay Shares ETFs

Notes to Financial Statements

February 29, 2024 (Unaudited) (Continued)

Share Transactions

The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Funds’ total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board has designated Liquid Strategies, LLC, the Funds’ investment adviser, as the valuation designee of the Funds. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings, or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Overlay Shares ETFs

Notes to Financial Statements

February 29, 2024 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call option or receives when writing a call or put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase. All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at February 29, 2024, are as follows:

Overlay Shares Large Cap Equity ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$157,531,910	$—	$—	$157,531,910
Money Market Funds	262,565	—	—	262,565
Purchased Put Options	—	58,660	—	58,660
Total Investments - Assets	$157,794,475	$58,660	$—	$157,853,135
Other Financial Instruments - Liabilities:
Written Put Options	$—	$(425,920)	$—	$(425,920)

Overlay Shares Small Cap Equity ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$9,875,341	$—	$—	$9,875,341
Money Market Funds	17,384	—	—	17,384
Purchased Put Options	—	3,615	—	3,615
Total Investments - Assets	$9,892,725	$3,615	$—	$9,896,340
Other Financial Instruments - Liabilities:
Written Put Options	$—	$(26,185)	$—	$(26,185)

Overlay Shares ETFs

Notes to Financial Statements

February 29, 2024 (Unaudited) (Continued)

Overlay Shares Foreign Equity ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$17,400,922	$—	$—	$17,400,922
Money Market Funds	42,360	—	—	42,360
Purchased Put Options	—	6,625	—	6,625
Total Investments - Assets	$17,443,282	$6,625	$—	$17,449,907
Other Financial Instruments - Liabilities:
Written Put Options	$—	$(47,900)	$—	$(47,900)

Overlay Shares Hedged Large Cap Equity ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$23,041,594	$—	$—	$23,041,594
Money Market Funds	387,966	—	—	387,966
Purchased Put Options	—	548,950	—	548,950
Total Investments - Assets	$23,429,560	$548,950	$—	$23,978,510
Other Financial Instruments - Liabilities:
Written Put Options	$—	$—	$—	$—

Overlay Shares Core Bond ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$48,016,524	$—	$—	$48,016,524
Money Market Funds	81,838	—	—	81,838
Purchased Put Options	—	18,135	—	18,135
Total Investments - Assets	$48,098,362	$18,135	$—	$48,116,497
Other Financial Instruments - Liabilities:
Written Put Options	$—	$(130,710)	$—	$(130,710)

Overlay Shares Short Term Bond ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$48,811,369	$—	$—	$48,811,369
Money Market Funds	75,844	—	—	75,884
Purchased Put Options	—	18,240	—	18,240
Total Investments - Assets	$48,887,253	$18,240	$—	$48,905,493
Other Financial Instruments - Liabilities:
Written Put Options	$—	$(133,080)	$—	$(133,080)

Overlay Shares ETFs

Notes to Financial Statements

February 29, 2024 (Unaudited) (Continued)

Overlay Shares Municipal Bond ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$20,832,487	$—	$—	$20,832,487
Money Market Funds	46,754	—	—	46,754
Purchased Put Options	—	7,600	—	7,600
Total Investments - Assets	$20,879,241	$7,600	$—	$20,886,841
Other Financial Instruments - Liabilities:
Written Put Options	$—	$(55,450)	$—	$(55,450)

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest, and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds, except for OVLH, generally pay out dividends from net investment income, if any, quarterly. OVLH will distribute net investment income, if any, annually. Each Fund will distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of February 29, 2024, the Funds’ most recent fiscal year end, the Funds had no material uncertain tax positions and did not have

Overlay Shares ETFs

Notes to Financial Statements

February 29, 2024 (Unaudited) (Continued)

a liability for any unrecognized tax benefits. As of August 31, 2023, the Funds’ most recent fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognized no interest or penalties related to uncertain tax benefits in the fiscal year 2024. At August 31, 2023, the Funds’ most recent fiscal year end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdictions.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Derivatives

Each Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, each Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Funds invest in derivatives in order to protect against a possible decline in the market value of securities in its portfolio, to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future and as a means of increasing the yield on its assets. The Funds purchasing put and call options pay a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Funds, loss of the premium paid may be offset by an increase in the value of the Funds’ securities or by a decrease in the cost of acquisition of securities by the Funds. When the Funds write an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Funds will realize as profit the premium received for such option. When an index call option of which the Funds are the writer is exercised, the Funds will be required to deliver a cash amount commensurate to if they were to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When an index put option of which the Funds are the writer is exercised, the Funds will be required to deliver a cash amount commensurate to if they were to purchase the underlying securities at a price in excess of the market value of such securities. The Funds maintain minimal counterparty risk through contracts bought or sold on an exchange. As of February 29, 2024, the Funds’ derivative instruments are not subject to a master netting arrangement.

Derivative Instruments

The average monthly value outstanding of purchased and written options during the period ended February 29, 2024, were as follows:

	Overlay Shares Large Cap Equity ETF	Overlay Shares Small Cap Equity ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF
Purchased Put Options	$563,214	$28,835	$56,518	$2,286,534
Written Put Options	(1,554,164)	(82,694)	(158,788)	(705,655)

Overlay Shares ETFs

Notes to Financial Statements

February 29, 2024 (Unaudited) (Continued)

	Overlay Shares Core Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Municipal Bond ETF
Purchased Put Options	$170,112	$224,227	$52,010
Written Put Options	(474,987)	(621,833)	(145,931)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of February 29, 2024:

	Equity Risk Contracts	Asset Derivatives, Investments, at value	Liability Derivatives, Written options, at value
Overlay Shares Large Cap Equity ETF	Purchased Options	$58,660	$—
	Written Options	—	425,920
Overlay Shares Small Cap Equity ETF	Purchased Options	3,615	—
	Written Options	—	26,185
Overlay Shares Foreign Equity ETF	Purchased Options	6,625	—
	Written Options	—	47,900
Overlay Shares Hedged Large Cap Equity ETF	Purchased Options	548,950	—
	Written Options	—	—
Overlay Shares Core Bond ETF	Purchased Options	18,135	—
	Written Options	—	130,710
Overlay Shares Short Term Bond ETF	Purchased Options	18,240	—
	Written Options	—	133,080
Overlay Shares Municipal Bond ETF	Purchased Options	7,600	—
	Written Options	—	55,450

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the period ended February 29, 2024:

		Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/Depreciation
		Purchased Options	Written Options	Purchased Options	Written Options
Overlay Shares Large Cap Equity ETF	Equity Risk Contracts	$(2,426,611)	$5,093,145	$(53,905)	$286,363
Overlay Shares Small Cap Equity ETF	Equity Risk Contracts	(132,942)	304,738	(3,304)	17,547
Overlay Shares Foreign Equity ETF	Equity Risk Contracts	(247,773)	542,785	(5,777)	31,038
Overlay Shares Hedged Large Cap Equity ETF	Equity Risk Contracts	(2,797,900)	49,484	202,737	(1,287)
Overlay Shares Core Bond ETF	Equity Risk Contracts	(763,092)	1,681,079	(16,192)	86,969
Overlay Shares Short Term Bond ETF	Equity Risk Contracts	(1,006,384)	2,122,104	(16,127)	90,203
Overlay Shares Municipal Bond ETF	Equity Risk Contracts	(222,856)	468,189	(7,537)	37,754

Overlay Shares ETFs

Notes to Financial Statements

February 29, 2024 (Unaudited) (Continued)

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Liquid Strategies, LLC (“Liquid Strategies” or the “Adviser”). Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Liquid Strategies, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.75% of each Fund’s average daily net assets. Liquid Strategies has agreed to pay all expenses of the Funds except the fee paid to Liquid Strategies under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Overlay Shares ETFs

Notes to Financial Statements

February 29, 2024 (Unaudited) (Continued)

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Funds for each creation order is $300.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (1) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (2) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.

5.	FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Six Months Ended February 29, 2024
	Ordinary Income(2)	Tax-Exempt Income	Long-Term Capital Gain	Return of Capital
Overlay Shares Large Cap Equity ETF	$2,597,506	$—	$—	$—
Overlay Shares Small Cap Equity ETF	146,575	—	—	—
Overlay Shares Foreign Equity ETF	397,161	—	—	—
Overlay Shares Hedged Large Cap Equity ETF	769,207	—	—	—
Overlay Shares Core Bond ETF	1,236,567	—	—	—
Overlay Shares Short Term Bond ETF	1,607,331	—	—	—
Overlay Shares Municipal Bond ETF	331,570	—	—	—

Overlay Shares ETFs

Notes to Financial Statements

February 29, 2024 (Unaudited) (Continued)

	Year Ended August 31, 2023
	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gain	Return of Capital
Overlay Shares Large Cap Equity ETF	$1,750,290	$—	$—	$4,973,271
Overlay Shares Small Cap Equity ETF	56,417	—	—	208,142
Overlay Shares Foreign Equity ETF	291,825	—	—	391,558
Overlay Shares Hedged Large Cap Equity ETF	334,829	—	113,534	—
Overlay Shares Core Bond ETF	1,076,621	—	—	1,397,413
Overlay Shares Short Term Bond ETF	1,115,579	—	—	1,508,829
Overlay Shares Municipal Bond ETF	4,538	246,227	—	384,355

(1)	Ordinary income includes short-term capital gains.

(2)	All or a portion of these distributions may be reclassified at year-end through tax adjustments.

At August 31, 2023, the Funds’ most recent fiscal year end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	Overlay Shares Large Cap Equity ETF	Overlay Shares Small Cap Equity ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF	Overlay Shares Core Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Municipal Bond ETF
Federal Tax Cost of Investments	$152,119,830	$8,009,399	$16,458,219	$88,499,127	$58,725,797	$67,925,996	$15,839,484
Gross Tax Unrealized Appreciation	$7,760,300	$133,099	$350,712	$9,484,743	$24,802	$30,830	$1,182
Gross Tax Unrealized Depreciation	(2,022,480)	(422,053)	(24,022)	(508,922)	(9,342,158)	(4,437,254)	(1,198,241)
Net Tax Unrealized Appreciation (Depreciation)	5,737,820	(288,954)	326,690	8,975,821	(9,317,356)	(4,406,424)	(1,197,059)
Undistributed Ordinary Income	—	—	—	291,803	—	—	—
Undistributed Tax-Exempt Income	—	—	—	—	—	—	—
Undistributed Long-Term Gains	—	—	—	—	—	—	—
Other Accumulated Gain (Loss)	(5,707,688)	(199,027)	(1,397,028)	(3,575,470)	(2,796,506)	(888,394)	(209,279)
Total Distributable Earnings / (Accumulated Losses)	$30,132	$(487,981)	$(1,070,338)	$5,692,154	$(12,113,862)	$(5,294,818)	$(1,406,338)

*	Includes written option premiums.

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and Mark-to-Market of Section 1256 Contracts.

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year.

Overlay Shares ETFs

Notes to Financial Statements

February 29, 2024 (Unaudited) (Continued)

At August 31, 2023, the Funds’ most recent fiscal year end, the Funds had carryforward losses and post-October losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Short- Term Capital Loss Carryover	Indefinite Long- Term Capital Loss Carryover	Post-October Losses
Overlay Shares Large Cap Equity ETF	$2,260,950	$3,446,743	$—
Overlay Shares Small Cap Equity ETF	112,120	86,907	—
Overlay Shares Foreign Equity ETF	172,942	1,224,085	—
Overlay Shares Hedged Large Cap Equity ETF	—	—	3,575,470
Overlay Shares Core Bond ETF	869,889	1,926,617	—
Overlay Shares Short Term Bond ETF	310,953	577,442	—
Overlay Shares Municipal Bond ETF	83,070	126,209	—

6.	INVESTMENT TRANSACTIONS

During the period ended February 29, 2024, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Overlay Shares Large Cap Equity ETF	$7,977,524	$—
Overlay Shares Small Cap Equity ETF	—	—
Overlay Shares Foreign Equity ETF	80,134	(31,153)
Overlay Shares Hedged Large Cap Equity ETF	11,799,254	(2,097,757)
Overlay Shares Core Bond ETF	114,947	(51,870)
Overlay Shares Short Term Bond ETF	148,020	(46,023)
Overlay Shares Municipal Bond ETF	15,334	(39,926)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended February 29, 2024, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Overlay Shares Large Cap Equity ETF	$11,896,593	$11,465,468	$65,759,019	$83,940,033
Overlay Shares Small Cap Equity ETF	479,274	438,990	1,569,667	—
Overlay Shares Foreign Equity ETF	1,009,950	980,470	2,381,672	2,727,020
Overlay Shares Hedged Large Cap Equity ETF	4,490,963	45,186,889	9,947,734	49,264,255
Overlay Shares Core Bond ETF	2,946,137	3,083,873	6,522,691	7,870,206
Overlay Shares Short Term Bond ETF	4,545,311	3,614,991	15,983,855	32,371,673
Overlay Shares Municipal Bond ETF	892,525	1,263,362	7,866,770	1,561,633

7.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, and ability to meet its investment objective.

Overlay Shares ETFs

Notes to Financial Statements

February 29, 2024 (Unaudited) (Continued)

A complete description of principal risks is included in the Funds’ prospectuses under the heading ‘’Principal Investment Risks’’.

8.	OTHER REGULATORY MATTERS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

9.	SUBSEQUENT EVENTS

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

Overlay Shares ETFs

Shareholder Expense Example

(Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (September 1, 2023 to February 29, 2024).

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Overlay Shares ETFs

Shareholder Expense Example

(Unaudited) (Continued)

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Annualized Expense Ratios	Expenses Paid During the Period(1)
Overlay Shares Large Cap Equity ETF
Actual	$1,000.00	$1,154.80	0.78%	$4.18
Hypothetical (5% return before expenses)	$1,000.00	$1,020.98	0.78%	$3.92
Overlay Shares Small Cap Equity ETF
Actual	$1,000.00	$1,088.80	0.79%	$4.10
Hypothetical (5% return before expenses)	$1,000.00	$1,020.93	0.79%	$3.97
Overlay Shares Foreign Equity ETF
Actual	$1,000.00	$1,095.70	0.78%	$4.06
Hypothetical (5% return before expenses)	$1,000.00	$1,020.98	0.78%	$3.92
Overlay Shares Hedged Large Cap Equity ETF
Actual	$1,000.00	$1,097.40	0.85%	$4.43
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
Overlay Shares Core Bond ETF
Actual	$1,000.00	$1,040.10	0.78%	$3.96
Hypothetical (5% return before expenses)	$1,000.00	$1,020.98	0.78%	$3.92
Overlay Shares Short Term Bond ETF
Actual	$1,000.00	$1,052.20	0.77%	$3.93
Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	0.77%	$3.87
Overlay Shares Municipal Bond ETF
Actual	$1,000.00	$1,055.10	0.78%	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.98	0.78%	$3.92

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/366 (to reflect the six-month period).

Overlay Shares ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-866-704-6857, or by visiting the Funds’ website at www.overlayshares.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-866-704-6857. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-866-704-6857 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.overlayshares.com.

TAX INFORMATION

For the fiscal period ended August 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended August 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Overlay Large Cap Equity ETF	100.00%
Overlay Small Cap Equity	100.00%
Overlay Foreign Equity ETF	100.00%
Overlay Hedged Large Cap Equity ETF	0.00%
Overlay Shares Core Bond ETF	0.00%
Overlay Short Term Bond ETF	0.00%
Overlay Municipal Bond ETF	0.00%

Overlay Shares ETFs

Supplemental Information

(Unaudited) (Continued)

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2023 was as follows:

Overlay Shares Large Cap Equity ETF	0.00%
Overlay Shares Small Cap Equity ETF	0.00%
Overlay Shares Foreign Equity ETF	0.00%
Overlay Shares Hedged Large Cap Equity ETF	0.00%
Overlay Shares Core Bond ETF	0.00%
Overlay Shares Short Term Bond ETF	0.00%
Overlay Shares Municipal Bond ETF	0.00%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was as follows (unaudited).

Overlay Large Cap Equity ETF	0.00%
Overlay Small Cap Equity	0.00%
Overlay Foreign Equity ETF	0.00%
Overlay Hedged Large Cap Equity ETF	0.00%
Overlay Shares Core Bond ETF	0.00%
Overlay Short Term Bond ETF	0.00%
Overlay Municipal Bond ETF	0.00%

For the fiscal year ended August 31, 2023, the Overlay Shares Foreign Equity ETF earned foreign source income and paid foreign taxes, which the Fund intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Overlay Shares Foreign Equity ETF	$291,825	$6,330

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Investment Adviser:

Liquid Strategies, LLC
3550 Lenox Road, Suite 2550
Atlanta, GA 30326

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	5/3/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	5/3/2024

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	5/3/2024

*	Print the name and title of each signing officer under his or her signature.